Severance, acquisition and other costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Severance	$ (2)	$ (20)	$ (10)	$ (27)
Acquisition and other	(20)	(19)	(28)	(36)
Total severance, acquisition and other costs	$ (22)	$ (39)	$ (38)	$ (63)